CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net profit	¥ 2,495,316	$ 391,569	¥ 1,968,581	¥ 2,374,518
Adjustments to reconcile net profit to net cash provided by (used in) operating activities:
Provision for loans receivable	374,243	58,727	463,175	299,504
Provision for accounts receivable and contract assets	139,226	21,848	144,661	261,882
Provision for quality assurance receivable	59,136	9,280	(49,590)	210,520
Depreciation and amortization	37,277	5,850	51,780	57,712
Amortization of right-of-use asset and interest of leasing liabilities	31,956	5,015	44,653	49,373
Change in fair value of short term investments	(1,573)	(247)	(7,211)	13,028
Provision for investment	5,000	785	33,660
Gain from disposal of investments	0	0	0	(10,614)
Equity pick up of investments	4,245	666	0
Net gain from investment in loans	(1,216,170)	(190,844)	(1,113,337)	(1,106,669)
Share-based compensation	95,213	14,941	42,169	42,260
Impairment of intangible assets	0	0	0	4,600
Changes in operating assets and liabilities:
Accounts receivable and contract assets	(1,166,166)	(182,997)	(227,784)	(240,597)
Quality assurance receivable	130,620	20,497	2,542,680	(1,795,796)
Financial guarantee derivative assets and discretionary payment	0	0	0	56,287
Deferred tax assets	(299,983)	(47,074)	151,335	(6,977)
Amounts due from related party	0	0	0	2,830
Prepaid expenses and other assets	(875,274)	(137,351)	353,383	(1,090,910)
Payable to platform customers	(22,303)	(3,500)	(581,177)	(220,404)
Quality assurance payable	0	0	0	956,774
Deferred guarantee income	(169,893)	(26,660)	(613,858)
Expected credit losses for quality assurance commitment	798,060	125,233	(1,202,520)
Payroll and welfare payable	31,929	5,010	44,304	(11,569)
Taxes payable	46,250	7,258	26,100	(96,803)
Contract liabilities	4,989	784	(52,281)	(109,741)
Amounts due to related parties	281	44	(2,325)	4,309
Leasing liabilities	(36,066)	(5,660)	(45,682)	(51,370)
Deferred tax liabilities	34,084	5,349	14,816	98,858
Accrued expenses and other liabilities	129,830	20,373	221,377	93,473
Net cash provided by (used in) operating activities	630,227	98,896	2,206,909	(215,522)
Cash flows from investing activities:
Collection of loans originated and held by the Group	7,032,972	1,103,627	12,757,947	10,520,227
Investment in loans originated and held by the Group	(5,809,353)	(911,614)	(9,826,856)	(12,128,140)
Investment in convertible loan	0	0	0	(20,000)
Proceeds from disposal of investments	0	0	2,460	21,508
Purchase of investments	(31,246)	(4,903)	(36,829)	(803,691)
Proceeds from short-term investments	13,534,543	2,123,865	6,177,791	5,532,569
Purchase of short-term investments	(12,676,800)	(1,989,267)	(8,001,000)	(3,902,033)
Purchase of property, equipment and software	(55,271)	(8,673)	(11,017)	(48,659)
Acquisition of intangible assets	0	0	(21,000)
Net cash provided by (used in) investing activities	1,994,845	313,035	1,041,496	(828,219)
Cash flows from financing activities:
Cash received from investors	1,643,572	257,911	766,160	3,437,160
Cash paid to investors	(1,574,118)	(247,013)	(2,993,122)	(1,488,301)
Cash paid for repurchase of preferential beneficiaries of consolidated trusts	0	0	0	(7,948)
Cash received from short-term borrowings	0	0	0	235,000
Repayment of short-term borrowings	0	0	(235,000)	(25,000)
Cash paid for dividends	(317,569)	(49,834)	(263,569)	(390,715)
Repurchase of ordinary shares	(25,991)	(4,079)	(379,984)	(42,276)
Proceeds from exercise of share-based compensation plans	33,339	5,232	6,617	31,592
Capital injection from non-controlling interest	967	152	7,619
Net cash provided (used in) by financing activities	(239,800)	(37,631)	(3,091,279)	1,749,512
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(10,132)	(1,588)	(51,470)	11,253
Net increase in cash, cash equivalents and restricted cash	2,375,140	372,712	105,656	717,024
Cash, cash equivalents and restricted cash at beginning of year	6,116,401	959,797	6,010,745	5,293,721
Cash, cash equivalents and restricted cash at end of year	8,491,541	1,332,509	6,116,401	6,010,745
Supplemental disclosure of cash investing and financing activities
Cash paid for interest including interest paid to investors of consolidated trusts	(161,431)	(25,332)	(268,182)	(94,957)
Cash paid for income taxes	(574,939)	(90,220)	(367,004)	(145,825)
Supplemental disclosure of non-cash investing and financing activities
Payable for purchase of property, equipment and software	1,134	178	607	292
Payable for purchase of intangible assets	5,000	785	5,000
Payable for repurchase of ordinary shares	21	3	9,784	4,897
Receivable from exercise of share-based compensation plans	¥ 4,537	$ 712	¥ 4,668	¥ 3,938